Disclosure of detailed information about production costs of joint venture (Details) - USD ($) $ in Thousands	5 Months Ended	7 Months Ended	12 Months Ended
	Dec. 31, 2018	Jul. 31, 2018	Dec. 31, 2018	Dec. 31, 2017
Disclosure of transactions between related parties [line items]
Raw materials and consumables			$ (30,401)	$ (50,925)
Salary and employee benefits			12,782	20,621
Change in stockpile, gold-in-process and gold dore inventories			(15,934)	2,345
Insurance, government fees, permits and other			(3,473)	(3,684)
Share-based payments			(1,258)	(1,418)
Total production costs			(79,008)	$ (116,628)
Asanko Gold Mine (AGM) [Member]
Disclosure of transactions between related parties [line items]
Raw materials and consumables	$ (23,548)	$ (30,401)	(53,949)
Salary and employee benefits	(12,393)	(12,713)	(25,106)
Contractors (net of deferred stripping costs)	(46,654)	(47,998)	(94,652)
Change in stockpile, gold-in-process and gold dore inventories	9,250	15,934	25,184
Insurance, government fees, permits and other	(5,545)	(3,473)	(9,018)
Share-based payments	(149)	(357)	(506)
Total production costs	$ (79,039)	$ (79,008)	$ (158,047)